Long-Term Loan	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Long-Term Loan [Abstract]
Long-term loan

Note 15 — Long-term loan

In February 2023, the Company purchased and financed a vehicle, for which the lender put a lien on the title and will be taken as collateral in the situation if the Company is unable to make repayment and default on the loan, with a six-year loan for a total of approximately $137,000. As of September 30, 2024, the carrying value of the asset that has been pledged as a collateral is $84,867. The monthly payments are $2,694 from March 2023 to February 2029, with an interest rate of 11.85% per annum.

The obligation is payable as follows:

Twelve months ended September 30,	Amount
2025	$20,132
2026	22,694
2027	25,581
2028	28,835
Thereafter	13,071
Total long-term debt payment	110,313
Current portion of long-term debt	(20,132)
Long-term debt – non-current portion	$90,181

Interest expense for the three months ended September 30, 2024 and 2023 for the above loan amounted to $3,413 and $3,940, respectively.

Note 14 — Long-term loan

In February 2023, Foxx purchased and financed a vehicle, for which the lender put a lien on the title and will be taken as collateral in the situation if Foxx is unable to make repayment and default on the loan, with a six-year loan for a total of approximately $137,000. As of June 30, 2024, the carrying value of the asset that has been pledged as a collateral is $91,231. The monthly payments are $2,694 from March 2023 to February 2029, with an interest rate of 11.85% per annum.

The obligation is payable as follows:

Twelve months ended June 30,	Amount
2025	$19,539
2026	22,024
2027	24,826
2028	27,984
2029	20,608
Total long-term debt payment	114,981
Current portion of long-term debt	(19,539)
Long-term debt – non-current portion	$95,442

Interest expense for years ended June 30, 2024 and 2023 for the above loan amounted to $14,989 and $5,442, respectively.